Condensed Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares, shares authorized	1,000,000	1,000,000
Preference shares, issued
Preference shares, outstanding
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	300,000,000	300,000,000
Ordinary shares, shares issued	0	0
Ordinary shares, shares outstanding	0	0
Class A common stock subject to possible redemption	25,483,700	0
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	20,000,000	20,000,000
Ordinary shares, shares issued	6,370,925	6,468,750
Ordinary shares, shares outstanding	6,370,925	6,468,750